Operating Segments (Tables)	12 Months Ended
Oct. 31, 2024
Text Block [Abstract]
Schedule of Operating Segments
Scotiabank’s results, and average assets and liabilities, allocated by these operating segments, are as follows:

For the year ended October 31, 2024
Taxable equivalent basis ($ millions)	Canadian Banking (1)(2)	International Banking (1)(2)	Global Wealth Management (1)	Global Banking and Markets (1)	Other (1)(3)	Total (2)
Net interest income (4)	$10,842	$8,889	$936	$1,441	$(2,856)	$19,252
Non-interest income (5)(6)	2,848	3,100	4,826	3,972	(328)	14,418
Total revenues	13,690	11,989	5,762	5,413	(3,184)	33,670
Provision for credit losses	1,691	2,285	27	47	1	4,051
Depreciation and amortization (7)	568	568	187	258	179	1,760
Other non-interest expenses	5,550	5,563	3,423	2,941	458	17,935
Income tax expense	1,607	734	539	479	(1,327)	2,032
Net income	$4,274	$2,839	$1,586	$1,688	$(2,495)	$7,892
Net income attributable to non-controlling interests in subsidiaries	–	125	10	–	(1)	134
Net income attributable to equity holders of the Bank	$4,274	$2,714	$1,576	$1,688	$(2,494)	$7,758
Average assets ($ billions)	449	232	35	495	208	1,419
Average liabilities ($ billions)	389	180	40	475	254	1,338

(1)
Business line revenues and provision for income taxes are reported on a taxable equivalent basis, with the offset in the Other segment. Effective January 1, 2024, the Bank no longer claims the dividend received deduction on Canadian shares that are mark-to-market property, which has resulted in a lower TEB gross-up for fiscal 2024.

(2)	The Bank adopted IFRS 17 effective November 1, 2023. As required under the new accounting standard, prior period amounts have been restated. Refer to Note 4 of the consolidated financial statements.
(3)
Includes all other smaller operating segments and corporate adjustments, such as the elimination of the tax-exempt
income
gross-up
reported in net interest income and
non-interest
income and provision for income taxes for the year ended October 31, 2024 amounting to $55 to arrive at the amounts reported in the Consolidated Statement of Income, differences in the actual amount of costs incurred and charged to the operating segments.

(4)	Interest income is reported net of interest expense as management relies primarily on net interest income as a performance measure.
(5)
Card revenues and Banking services fees are mainly earned in Canadian and International Banking. Mutual fund, Brokerage fees and Investment management and trust fees are primarily earned in Global Wealth Management. Underwriting and other advisory fees are predominantly earned in Global Banking and Markets.

(6)
Includes net income (on a taxable equivalent basis) from investments in associated corporations for Canadian Banking – $(9); International Banking – $248; Global Wealth Management – $18; and Other – $(59).

(7)	Includes impairment charge on software intangible assets in the Other segment.

For the year ended October 31, 2023
Taxable equivalent basis ($ millions)	Canadian Banking (1)(2)	International Banking (1)(2)	Global Wealth Management (1)	Global Banking and Markets (1)	Other (1)(3)	Total (2)
Net interest income (4)	$9,761	$8,131	$842	$1,572	$(2,044)	$18,262
Non-interest income (5)(6)	3,046	2,910	4,449	3,980	(433)	13,952
Total revenues	12,807	11,041	5,291	5,552	(2,477)	32,214
Provision for credit losses	1,443	1,868	10	101	–	3,422
Depreciation and amortization (7)	583	563	179	221	274	1,820
Other non-interest expenses	5,283	5,356	3,171	2,841	650	17,301
Income tax expense	1,514	699	491	621	(1,104)	2,221
Net income	$3,984	$2,555	$1,440	$1,768	$(2,297)	$7,450
Net income attributable to non-controlling interests in subsidiaries	–	106	9	–	(3)	112
Net income attributable to equity holders of the Bank	$3,984	$2,449	$1,431	$1,768	$(2,294)	$7,338
Average assets ($ billions)	450	237	34	490	185	1,396
Average liabilities ($ billions)	372	179	40	455	273	1,319

(1)	Business line revenues and provision for income taxes are reported on a tax equivalent basis.
(2)	The Bank adopted IFRS 17 effective November 1, 2023. As required under the new accounting standard, prior period amounts have been restated. Refer to Note 4 of the consolidated financial statements.
(3)
Includes all other smaller operating segments and corporate adjustments, such as the elimination of the tax-exempt
income
gross-up
reported in net interest income and
non-interest
income and provision for income taxes for the year ended October 31, 2023 amounting to $473 to arrive at the amounts reported in the Consolidated Statement of Income, differences in the actual amount of costs incurred and charged to the operating segments.

(4)	Interest income is reported net of interest expense as management relies primarily on net interest income as a performance measure.
(5)
Card revenues and Banking services fees are mainly earned in Canadian and International Banking. Mutual fund, Brokerage fees and Investment management and trust fees are primarily earned in Global Wealth Management. Underwriting and other advisory fees are predominantly earned in Global Banking and Markets.

(6)
Includes net income (on a taxable equivalent basis) from investments in associated corporations for Canadian Banking – $72; International Banking – $250; Global Wealth Management – $18; Global Banking and Markets – $1; and Other – $(188).

(7)	Includes impairment charge on software and other intangible assets in the Other segment.

Summary of Bank's Financial Results by Geographic Region
The following table summarizes the Bank’s financial results by geographic region. Revenues and expenses which have not been allocated back to specific operating business lines are reflected in corporate adjustments.

For the year ended October 31, 2024 (1) ($ millions)	Canada	United States	Mexico	Peru	Chile	Colombia	Caribbean and Central America	Other International	Total
Net interest income	$8,933	$870	$2,397	$1,425	$2,020	$690	$1,849	$1,068	$19,252
Non-interest income (2)	8,535	1,588	996	530	433	479	1,180	677	14,418
Total revenues (3)	17,468	2,458	3,393	1,955	2,453	1,169	3,029	1,745	33,670
Provision for credit losses	1,701	28	380	501	626	561	150	104	4,051
Non-interest expenses	11,198	1,383	1,610	741	969	723	1,440	1,631	19,695
Income tax expense	951	182	337	170	156	(33)	306	(37)	2,032
Net income	3,618	865	1,066	543	702	(82)	1,133	47	7,892
Net income attributable to non-controlling interests in subsidiaries	–	–	24	3	42	(50)	115	–	134
Net income attributable to equity holders of the Bank	$3,618	$865	$1,042	$540	$660	$(32)	$1,018	$47	$7,758
Total average assets ($ billions)	$874	$218	$64	$27	$56	$14	$35	$131	$1,419
Total average liabilities ($ billions)	$854	$189	$59	$21	$53	$14	$32	$116	$1,338

(1)	The Bank adopted IFRS 17 effective November 1, 2023. As required under the new accounting standard, prior period amounts have been restated. Refer to Note 4 of the consolidated financial statements.
(2)	Includes net income from investments in associated corporations for Canada – $(68), Mexico – $11, Peru – $4, Chile – $6, Caribbean and Central America – $109, and Other International – $136.
(3)	Revenues are attributed to countries based on where services are performed or assets are recorded.

For the year ended October 31, 2023 (1) ($ millions)	Canada	United States	Mexico	Peru	Chile	Colombia	Caribbean and Central America	Other International	Total
Net interest income	$8,535	$1,019	$2,168	$1,320	$1,830	$564	$1,743	$1,083	$18,262
Non-interest income (2)	8,597	1,351	865	451	593	418	1,126	551	13,952
Total revenues (3)	17,132	2,370	3,033	1,771	2,423	982	2,869	1,634	32,214
Provision for credit losses	1,492	59	270	404	604	392	123	78	3,422
Non-interest expenses	10,982	1,246	1,488	727	1,014	661	1,427	1,576	19,121
Income tax expense	1,041	276	312	162	135	(21)	300	16	2,221
Net income	3,617	789	963	478	670	(50)	1,019	(36)	7,450
Net income attributable to non-controlling interests in subsidiaries	(3)	–	22	1	18	(34)	108	–	112
Net income attributable to equity holders of the Bank	$3,620	$789	$941	$477	$652	$(16)	$911	$(36)	$7,338
Total average assets ($ billions)	$844	$215	$58	$28	$61	$14	$34	$142	$1,396
Total average liabilities ($ billions)	$832	$180	$53	$21	$59	$12	$31	$131	$1,319

(1)	The Bank adopted IFRS 17 effective November 1, 2023. As required under the new accounting standard, prior period amounts have been restated. Refer to Note 4 of the consolidated financial statements.
(2)	Includes net income from investments in associated corporations for Canada – $(115), Peru – $3, Chile – $10, Colombia – $(2), Caribbean and Central America – $117, and Other International – $140.
(3)	Revenues are attributed to countries based on where services are performed or assets are recorded.